TOUCHSTONE STRATEGIC TRUST

Touchstone Flexible Income Fund
Touchstone Focused Fund
Touchstone Global ESG Equity Fund
Touchstone Growth Opportunities Fund
Touchstone Mid Cap Growth Fund
Touchstone Sands Capital Emerging Markets Growth Fund
Touchstone Balanced Fund
Touchstone International Equity Fund
Touchstone International Growth Opportunities Fund
Touchstone International Small Cap Fund
Touchstone Large Cap Focused Fund
Touchstone Large Cap Fund
Touchstone Large Company Growth Fund
Touchstone Ohio Tax-Free Bond Fund
Touchstone Small Company Fund
Touchstone Value Fund
(each, a "Fund")

Supplement dated April 30, 2020 to the current Prospectus and Statement of Additional Information ("SAI") for each Fund, as may be amended or supplemented from time to time

The information in this Supplement contains new and additional information beyond that in each Prospectus and SAI and should be read in conjunction with the aforementioned.

Effective April 30, 2020, the following statement in the “Waiver of Class A Sales Charge,” “Reduced Class A Sales Charge,” “Rights of Accumulation Program,” “Letter of Intent,” “Class C Shares,” “Contingent Deferred Sales Charge (“CDSC”), "Additional Information on the CDSC" and "Other Purchase and Redemption Information" disclosure in the respective Prospectus and SAI (as applicable) is revised to include the addition of Edward D. Jones & Co., Janney Montgomery Scott LLC and Oppenheimer & Co. Inc.:

Please see Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts in the prospectus for a description of variations in sales charges and waivers for Fund shares purchased through Ameriprise Financial, Edward D. Jones & Co., Janney Montgomery Scott LLC, Merrill Lynch, Morgan Stanley, Oppenheimer & Co. Inc. and Raymond James.

Effective immediately, the following is added to Appendix A of each Prospectus:

Shareholders Purchasing Fund Shares Through Edward D. Jones & Co. ("Edward Jones")

Sales Waivers and Reductions in Sales Charges
Effective on or after May 1, 2020, clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from breakpoints

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and waivers described elsewhere in the mutual fund prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Touchstone Fund Complex or other facts qualifying the purchaser for breakpoints or waivers. Edward Jones can ask for documentation of such circumstance.
Breakpoints
Rights of Accumulation (ROA)

•
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any money market funds and retirement plan share classes) of Touchstone Fund Complex held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). This includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the rights of accumulation calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation.

•	ROA is determined by calculating the higher of cost or market value (current shares x NAV).
Letter of Intent (LOI)

•
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:

•
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing.

•	Shares purchased in an Edward Jones fee-based program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

•
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

•
Shares exchanged into class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

•	Exchanges from class C shares to class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

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Contingent Deferred Sales Charge (CDSC) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

•	The death or disability of the shareholder

•	Systematic withdrawals with up to 10% per year of the account value

•	Return of excess contributions from an Individual Retirement Account (IRA)

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

•	Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones

•	Shares exchanged in an Edward Jones fee-based program

•	Shares acquired through NAV reinstatement

Other Important Information

1.	Minimum Purchase Amounts

•	$250 initial purchase minimum

•	$50 subsequent purchase minimum

2.	Minimum Balances

•	Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

◦	A fee-based account held on an Edward Jones platform

◦	A 529 account held on an Edward Jones platform

◦	An account with an active systematic investment plan or letter of intent (LOI)

3.	Changing Share Classes

•	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares.

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Shareholders Purchasing Fund Shares Through Janney Montgomery Scott LLC (“Janney”)

Effective May 1, 2020, shareholders purchasing fund shares through a Janney account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

Front-end sales charge waivers on Class A shares available at Janney

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

•	Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

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Sales charge waivers on Class A and C shares available at Janney

Shares sold upon the death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.

•	Shares purchased in connection with a return of excess contributions from an IRA account.

•	Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 70½ as described in the fund’s Prospectus.

•	Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Janney: breakpoints, and/or rights of accumulation

•	Breakpoints as described in the fund’s Prospectus.

•
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

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Shareholders Purchasing Fund Shares Through Oppenheimer & Co. Inc. (“OPCO”)

Effective February 26, 2020, shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at OPCO

•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a OPCO affiliated investment advisory program

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

•
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

•	Employees and registered representatives of OPCO or its affiliates and their family members

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC Waivers on A and C Shares available at OPCO

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Return of excess contributions from an IRA Account

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•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus

•	Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement

Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in this prospectus.

•
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Effective immediately, the information in Appendix A of each Prospectus with respect to Merrill Lynch is hereby removed and replaced with the following:

Shareholders Purchasing Fund Shares Through Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch")

The following information is provided by Merrill Lynch: Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares Available at Merrill Lynch

•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

•
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the this Prospectus

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•
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC Waivers on Class A Shares and Class C Shares Available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

•
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-end Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation, and Letters of Intent

•	Breakpoints as described in this Prospectus

•
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-54-54BB-TST-S10-2004